Retirement And Pension Plans (Schedule Of Fair Value Of Plan Assets) (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Japanese Government And Municipal Bonds [Member]
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Percentage of funds invested in different categories	88.00%	85.00%
Japanese Corporate Bonds [Member]
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Percentage of funds invested in different categories	12.00%	15.00%